Fair Value Measurements	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 7– Fair Value Measurements

The following table presents information about the assets and liabilities that are measured at fair value on a recurring basis at September 30, 2020 and June 30, 2020 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

At September 30, 2020
		Total	Level 1	Level 2	Level 3
Assets
	Customer List	$704,803	-	-	$704,803
	Vendor Relationship	383,203	-	-	383,203
	Development Costs	287,797	-	-	287,797

		$1,355,803	-	-	$1,355,803
Liabilities
	Original Issue discount, convertible debt	$1,276,312	-	-	$1,276,312

At June 30, 2020
		Total	Level 1	Level 2	Level 3
Assets
	Customer list	$748,847	-	-	$748,847
	Vendor relationship	407,153	-	-	407,153
	Development costs	280,315	-	-	280,315

		$1,436,315	-	-	$1,436,315
Liabilities
	Original issue discount, convertible debt	$213,300	-	-	$213,300
	Derivative liability warrants	33,312	-	-	33,312
Total		$246,612	-	-	$246,612

As of September 30, 2020 and June 30, 2020, the only asset required to be measured on a nonrecurring basis was goodwill and the fair value of the asset amounted to $834,220 using level 3 valuation techniques.

The Company measures the fair market value of the Level 3 liability components using the Monte Carlo model and projected discounted cash flows, as appropriate. These models were prepared by an independent third party and consider management's best estimate of the conversion price of the stock, an estimate of the expected time to conversion, an estimate of the stock's volatility, and the risk-free rate of return expected for an instrument with a term equal to the duration of the convertible note.

The derivative liability was valued using the Monte Carlo pricing model with the following inputs:

At September 30, 2020
Risk-free interest rate:	0.08%
Expected dividend yield:	0.00%
Expected stock price volatility:	325.00%
Expected option life in years:	0.48 to 1.44 years
At June 30, 2020
Risk-free interest rate:	0.09%
Expected dividend yield:	0.00%
Expected stock price volatility:	300.00%
Expected option life in years:	.085 to 1.69 years

The following table sets forth a reconciliation of changes in the fair value of the Company's convertible debt components classified as Level 3 in the fair value hierarchy at September 30, 2020 and June 30, 2020:

Balance at June 30, 2020	$ 246,612
Additional convertible securities at inception	2,000
Realized	(5,300)
Unrealized	1,033,000
Ending balance at September 30, 2020	$ 1,276,312

Balance at June 30, 2019	$ 1,025,944
Additional convertible securities at inception	2,027,000
Settlement of conversion features and warrants	(152,374)
Realized	(240,903)
Unrealized	(2,413,055)
Ending balance at June 30, 2020	$ 246,612

Note 5 – Fair Value Measurements

The following table presents information about the assets and liabilities that are measured at fair value on a recurring basis at June 30, 2020 and 2019 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

At June 30, 2020
Assets:	Total	Level 1	Level 2	Level 3
Goodwill	$ 834,220	$ -	$ -	$ 834,220
Customer list	748,853	-	-	748,853
Vendor relationship	407,153	-	-	407,153
Development costs	280,315	-	-	280,315
	$1,990,226	$ -	$ -	$1,990,226
Liabilities:
Original issue discount, convertible debt	$ 213,300	$ -	$ -	$ 213,300
Derivative liability, warrants	33,312	-	-	33,312
Total:	$ 246,612	$ -	$ -	$ 246,612

At June 30, 2019
Liabilities:	Total	Level 1	Level 2	Level 3
Original issue discount, convertible debt	$979,569	$ -	$ -	$ 979,569
Derivative liability, warrants	46,375	-	-	46,375
Total:	$ 1,025,944	$-	$-	$ 1,025,944

As of June 30, 2020, the only asset required to be measured on a nonrecurring basis was goodwill and the fair value of the asset amounted to $834,220 using level 3 valuation techniques.

The Company measures the fair market value of the Level 3 liability components using the Monte Carlo model and projected discounted cash flows, as appropriate. These models were initially prepared by an independent third party and consider management’s best estimate of the conversion price of the stock, an estimate of the expected time to conversion, an estimate of the stock’s volatility, and the risk-free rate of return expected for an instrument with a term equal to the duration of the convertible note.

The significant unobservable valuation inputs for the convertible notes include an expected rate of return of 0%, a risk-free rate of 0.09% and volatility of 300%.

The derivative liability was valued using the Monte Carlo pricing model with the following inputs:

At June 30, 2020
Risk-free interest rate:	0.09%
Expected dividend yield:	0.00%
Expected stock price volatility:	300.00%
Expected option life in years:	.089 to 1.69 years
At June 30, 2019 Risk-free interest rate:	1.72 -2.83%
Expected dividend yield:	0.00%
Expected stock price volatility:	180.00%
Expected option life in years:	2.80 to 3.00 years

The following table sets forth a reconciliation of changes in the fair value of the Company’s convertible debt components classified as Level 3 in the fair value hierarchy at June 30, 2020:

Balance at June 30, 2019	$ 1,025,944
Convertible securities at inception	2,027,000
Settlement of conversion features and warrants	(152,374)
Realized	(240,903)
Unrealized	(2,413,055)
Balance at June 30, 2020	$ 246,612

Balance at June 30, 2018	$ -
Convertible securities at inception	1,238,359
Settlement of conversion features and warrants	(301,613)
Realized	(83,487)
Unrealized	172,685
Balance at June 30, 2019	$ 1,025,944